Net Trading Gains and Losses (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gains (losses) recorded in income		¥ 53,758	¥ (148,643)	¥ 59,446
Credit-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gains (losses) recorded in income	[1]	(18,007)	(7,761)	(6,877)
Loans related to credit derivatives | Credit-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gains (losses) recorded in income		¥ (2,836)	¥ (8,660)	¥ (6,703)

[1]	Amounts include the net loss of ¥6,703 million, ¥8,660 million and ¥2,836 million on the credit derivatives hedging the credit risk of loans during the fiscal years ended March 31, 2013, 2014 and 2015, respectively.